UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stanfield Capital Partners LLC
Address:  430 Park Avenue
          New York, New York 10022

13F File Number: 28-11184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew N. Siegel, Esq.
Title:  General Counsel
Phone:  212-891-9645

Signature,                               Place,             and Date of Signing:

/s/ Andrew N. Siegel                     New York, NY       March 15, 2007
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   51

Form 13F Information Table Value Total:   1,400,414,768
                                          (thousands)

List of Other Included Managers: N/A

                               TITLE OF                                 SHARES/    SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER              CLASS           CUSIP         VALUE     PRN AMT    PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
-----------------------        --------       ---------    ----------   -------    ---  ----  -------  --------  ----  ------  ----
Advanced Magnetics Inc         Call           00753P903       936,250     245,000       CALL  Sole     No        Sole
American Oriental
 Bioengr Inc                   Call           028731907       162,350     121,000       CALL  Sole     No        Sole
American Tower Corp.           COM            029912201    37,976,250     975,000  Sh         Sole     No        Sole
American Tower Corp.           Call           029912901         6,750     135,000       CALL  Sole     No        Sole
Armstrong World Inds
 Inc New                       COM            04247X102    25,425,000     500,000  Sh         Sole     No        Sole
Arris Group Inc                Put            04269Q950        20,000     100,000       PUT   Sole     No        Sole
Arvinmeritor Inc               Put            043353951       552,000     230,000       PUT   Sole     No        Sole
Atlas Air                      COM            049164205    56,684,750   1,075,000  Sh         Sole     No        Sole
Bally Technologies Inc         COM            05874B107    37,138,500   1,575,000  Sh         Sole     No        Sole
Bally Technologies Inc         Call           05874B907     1,370,000     480,000       CALL  Sole     No        Sole
BioMarin
 Pharmaceuticals Inc           NOTE 2.5%
                                - 3/2013      09061GAC5     9,515,625       7,500  Sh         Sole     No        Sole
Cell Genesys, Inc.             NOTE 3.125%
                                - 11/2011     150921AB0     8,175,000      10,000  Sh         Sole     No        Sole
Cell Genesys, Inc.             Put            150921954       334,300     383,100       PUT   Sole     No        Sole
Continental Airlines           COM            210795308    63,682,500   1,750,000  Sh         Sole     No        Sole
Crown Castle Operating
 Co.                           COM            228227104    19,278,000     600,000  Sh         Sole     No        Sole
Cummins Inc                    Put            231021956     1,960,000     650,000       PUT   Sole     No        Sole
Exide Corporation              Convert
                                - 09/2013
                                  (L-150)     302051AL1    18,625,035      21,450  Sh         Sole     No        Sole
Fairfax Finl Hldgs Ltd         Put            303901952       519,160     290,400       PUT   Sole     No        Sole
Fibertower Corp                COM            31567R100    16,867,500   3,250,000  Sh         Sole     No        Sole
General Mtrs Corp              Put            370442955    49,740,000  16,300,000       PUT   Sole     No        Sole
Greenbrier Cos Inc             NOTE
                                2.375%
                                5/2026        393657AD3    11,203,125      12,500  Sh         Sole     No        Sole
Grey Wolf Inc.                 COM            397888108    13,400,000   2,000,000  Sh         Sole     No        Sole
Hughes Communications
 Inc                           COM            444398101    73,156,390   1,483,000  Sh         Sole     No        Sole
ICO Global Comm Hldgs
 Ltd                           COM            44930K108     5,850,000   1,500,000  Sh         Sole     No        Sole
Jetbue Airways Corp.           Put            477143951    19,800,000  11,000,000       PUT   Sole     No        Sole
Lear Corp                      Put            521865955     2,226,080     636,100       PUT   Sole     No        Sole
Loral Space
 & Communications Ltd.         COM            543881106    39,253,920     771,500  Sh         Sole     No        Sole
Medivation Inc                 COM            58501N101     4,243,500     225,000  Sh         Sole     No        Sole
MGIC Invt Corp Wis             Put            552848953       540,000     300,000       PUT   Sole     No        Sole
Mirant Corporation             COM            60467R100   212,415,000   5,250,000  Sh         Sole     No        Sole
Mirant Corporation             *W EXP
                                01/03/201     60467R118    10,600,000     500,000  Sh         Sole     No        Sole
Mirant Corporation             Call           60467R900   106,850,000  13,900,000       CALL  Sole     No        Sole
Moodys Corp                    Put            615369955     4,329,440   1,679,900       PUT   Sole     No        Sole
Neon Communication
 Group Inc.                    COM            64050T101     7,050,000   1,500,000  Sh         Sole     No        Sole
Nextwave Wireless Inc.         COM            65337Y102    33,000,000   3,300,000  Sh         Sole     No        Sole
NRG Energy Inc.                COM            629377508   144,080,000   2,000,000  Sh         Sole     No        Sole
NRG Energy Inc.                Call           629377908    25,005,000   2,400,000       CALL  Sole     No        Sole
Oil Service Holdrs TR          Depositry
                                Rcpt          678002106    32,787,000     225,000  Sh         Sole     No        Sole
Owens Corning                  COM            690742101    23,895,000     750,000  Sh         Sole     No        Sole
Portland General
 Electric Company              COM            736508847    12,410,000     425,000  Sh         Sole     No        Sole
Radian Group Inc.              Put            750236951       390,000     125,000       PUT   Sole     No        Sole
RCN Corporation                COM            749361200    31,298,750   1,225,000  Sh         Sole     No        Sole
Reliant Energy Inc             Put            75952B955       440,000   2,175,000       PUT   Sole     No        Sole
Ryerson Inc.                   NOTE 3.5%
                                - 11/2024     78375PAD9    47,343,750      25,000  Sh         Sole     No        Sole
Ryerson Inc.                   Put            78375P957         8,750      25,000       PUT   Sole     No        Sole
Suncor Energy Inc              COM            867229106    30,840,593     405,000  Sh         Sole     No        Sole
Time Warner Cable Inc          COM            88732J108    94,611,750   2,525,000  Sh         Sole     No        Sole
Todco                          COM            88889T107    18,148,500     450,000  Sh         Sole     No        Sole
United Air Lines, Inc.         COM            902549807    38,170,000   1,000,000  Sh         Sole     No        Sole
United Air Lines, Inc.         Call           902549907     6,425,000   2,500,000       CALL  Sole     No        Sole
Widepoint Corp                 COM            967590100     1,674,250     925,000  Sh         Sole     No        Sole
Total                                                   1,400,414,768